Note 23 - Acquisition - Preliminary Fair Value of the Assets Acquired and Liabilities Assumed on Acquisition (Details) - The 2021945 Ontario Inc. [member] $ in Thousands	Nov. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Cash	$ 1,057
Accounts receivable	1,451
Right-of-use assets	2,473
Other assets	1,194
Intangible assets	3,940
Goodwill	5,754
Deferred income tax liability	(898)
Lease obligations	(2,650)
Other liabilities	(2,381)
Net identifiable assets acquired (liabilities assumed)	$ 9,940